Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations	Dec. 31, 2020 USD ($)
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	$ 367,491
Repayment of bank loans	15,859,903
Total	16,227,394
Less than 1 year [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	125,885
Repayment of bank loans	9,574,603
Total	9,700,488
1-3 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment	241,606
Repayment of bank loans	5,212,200
Total	5,453,806
3-5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans	1,073,100
Total	1,073,100
More than 5 years [Member]
Commitments and Contigencies (Details) - Schedule of Company’s contractual obligations [Line Items]
Operating lease commitment
Repayment of bank loans
Total